EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2020	Income /(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2020	2019	2018	2020	2019

Canadian Natural Gas Pipelines
TQM[1]	50.0%	12	12	12	90	79
Coastal GasLink[1,2]	35.0%	—	—	—	211	—
U.S. Natural Gas Pipelines
Northern Border[3]	50.0%	100	91	87	521	549
Millennium	47.5%	96	92	75	482	496
Iroquois[4]	50.0%	52	54	60	197	241
Pennant Midstream[5]	nil	—	12	17	—	—
Other	Various	16	15	17	120	112
Mexico Natural Gas Pipelines
Sur de Texas[6]	60.0%	213	3	27	680	600
Liquids Pipelines
Grand Rapids[1,7]	50.0%	53	56	65	998	1,028
Northern Courier[1,8]	15.0%	22	14	—	53	62
HoustonLink Pipeline[1]	50.0%	—	—	(1)	19	19
Power and Storage
Bruce Power[1,9]	48.4%	439	527	311	3,306	3,256
Portlands Energy Centre[1,10]	nil	12	35	36	—	—
TransCanada Turbines[11]	100.0%	4	9	8	—	64
		1,019	920	714	6,677	6,506
1Classified as a non-consolidated VIE. Refer to Note 29, Variable interest entities, for additional information.
2On May 22, 2020, TC Energy completed the sale of a 65 per cent equity interest in Coastal GasLink Pipeline Limited Partnership and subsequently applied the equity method to account for its 35 per cent retained equity interest in the jointly controlled entity. Refer to Note 27, Acquisitions and dispositions, for additional information. At December 31, 2020, the difference between the carrying value of the investment and the underlying equity in the net assets of Coastal GasLink Pipeline Limited Partnership was $188 million due mainly to the fair value assessment of assets at the time of partial monetization.
3At December 31, 2020, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border was US$116 million (2019 – US$116 million) due mainly to the fair value assessment of assets at the time of acquisition.
4At December 31, 2020, the difference between the carrying value of the investment and the underlying equity in the net assets of Iroquois was US$39 million (2019 – US$40 million) due mainly to the fair value assessment of the assets at the times of acquisition.
5In August 2019, TC Energy completed the sale of certain Columbia Midstream assets, including the Company's investment in Pennant Midstream. Refer to Note 27, Acquisitions and dispositions, for additional information.
6Sur de Texas was placed into service in September 2019. TC Energy has a 60 per cent equity interest and, as a jointly controlled entity, applies the equity method of accounting. Income from equity investments recorded in the Corporate segment reflects the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other in the Consolidated statement of income. At December 31, 2020, the difference between the carrying value of the investment and the underlying equity in the net assets of Sur de Texas was US$79 million (2019 – nil) due mainly to fees earned from the successful construction of the pipeline.
7At December 31, 2020, the difference between the carrying value of the investment and the underlying equity in the net assets of Grand Rapids was $98 million (2019 – $101 million) due mainly to interest capitalized during construction.
8In July 2019, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier, and subsequently applied the equity method to account for its 15 per cent retained equity interest in the jointly controlled entity. Refer to Note 27, Acquisitions and dispositions, for additional information. At December 31, 2020, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Courier was $56 million (2019 – $62 million) due mainly to the fair value of guarantees and the fair value assessment of assets at the time of partial monetization.
9At December 31, 2020, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power was $796 million (2019 – $829 million) due mainly to capitalized interest and the fair value assessment of assets at the time of acquisition.
10Investment in Portlands Energy Centre was reclassed to Assets held for sale in July 2019 and sold on April 29, 2020. At December 31, 2019, the difference between the carrying value of the investment and the underlying equity in the net assets of Portlands Energy Centre was $76 million due mainly to capitalized interest. Refer to Note 27, Acquisitions and dispositions, for additional information.
11On November 13, 2020, TC Energy purchased the remaining 50 per cent ownership in TransCanada Turbines which was subsequently consolidated. Refer to Note 27, Acquisitions and dispositions, for additional information.
Summarized Financial Information of Equity Investments

year ended December 31	2020	2019	2018
(millions of Canadian $)

Income
Revenues	5,838	5,693	4,836
Operating and other expenses	(3,341)	(3,408)	(3,545)
Net income	2,047	1,990	1,515
Net income attributable to TC Energy	1,019	920	714

at December 31	2020	2019
(millions of Canadian $)

Balance Sheet
Current assets	2,911	2,305
Non-current assets	26,957	21,865
Current liabilities	(3,727)	(2,060)
Non-current liabilities	(15,309)	(11,461)